Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 21 — CASH AND CASH EQUIVALENTS

	As at March 31, 2026	As at March 31, 2025
Cash on hand	$665	$3,107
Cash at bank	221,176	745,614

Total	$221,841	$748,721

Cash and cash equivalents comprise cash held by the Group and cash at bank. Cash at bank as at March 31, 2026 and 2025 carry interest at market rates which ranged from 0.125% to 0.30% per annum. Majority of our cash is deposited with financial institution in Hong Kong.